UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
July 1, 2006 to July 31, 2006
333-132215-01
Commission File Number of issuing entity
Triad Automobile Receivables Trust 2006-B
(Exact name of issuing entity as specified in its charter)
333-125925
Commission File Number of depositor
Triad Financial Special Purpose LLC
(Exact name of depositor as specified in its charter)
Triad Financial Corporation
(Exact name of sponsor as specified in its charter)
Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)
20-4703881
(I.R.S. Employer Identification No.)

7711 Center Avenue Huntington Beach, California (Address of principal executive offices of the issuing entity)	92647 (Zip Code)
(714) 373-8300
(Telephone number, including area code)
No Change
(Former name, former address, if changed since last report)
Registered/reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange
Title of class				(If Section 12(b))
A-1	☐	☐	☑	_________
A-2	☐	☐	☑	_________
A-3	☐	☐	☑	_________
A-4	☐	☐	☑	_________
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☐ No ☑

PART I — DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
Distribution and pool performance information with respect to the receivables that comprise the assets of Triad Automobile Receivables Trust 2006-B are set forth in the attached Monthly Servicer Report and Statement to Noteholders.
PART II — OTHER INFORMATION
Item 7 — Significant Enhancement Provider Information.
The consolidated financial statements of Financial Security Assurance (“FSA”) are incorporated herein by reference from Exhibit 99.1 of the Quarterly Report on Form 10-Q filed by Financial Security Assurance (File No. 1-12644) with the SEC on May 15, 2006. You should be aware that any such financial statements may be modified or superseded by a document filed with the SEC at a later date. You should not assume that information concerning FSA is accurate as of any date other than the date that such Form 10-Q was filed with the SEC.
Item 9. Exhibits.
(a)	The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit 99.1 Monthly Servicer Report and Statement to Noteholders

Exhibit 99.2 Copy of the consolidated financial statements of Financial Security Assurance (incorporated herein by reference from Exhibit 99.1 of the Quarterly Report on Form 10-Q filed by Financial Security Assurance (File No. 1-12644) with the SEC on May 15, 2006).

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Triad Financial Special Purpose LLC (Depositor)

Date: August 8, 2006	/s/ Mike L. Wilhelms

Mike L. Wilhelms
Chief Financial Officer

EXHIBIT INDEX

Exhibit	Description
99.1	Monthly Servicer Report and Statement to Noteholders

99.2	Copy of the consolidated financial statements of Financial Security Assurance (incorporated herein by reference from Exhibit 99.1 of the Quarterly Report on Form 10-Q filed by Financial Security Assurance (File No. 1-12644) with the SEC on May 15, 2006).